Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$497	$541	$900	$895
Research and development, net	1,702	1,511	3,259	2,270
Selling, general and administrative	3,912	4,041	6,859	7,157
Total stock-based compensation expenses	$6,111	$6,093	$11,018	$10,322

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the six months ended June 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	360,000	17.10
Exercised	(2,237)	8.09
Forfeited	(76,753)	28.74
Options outstanding as of June 30, 2020	2,242,542	$29.01
Options exercisable as of June 30, 2020	1,732,704	$32.24

Summary of RSUs and PSUs activity

A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2020 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,189,436	18.17
Vested	(587,225)	23.57
Forfeited	(286,091)	22.45
Unvested as of June 30, 2020	2,679,111	$21.76

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2020 and 2019, respectively:

	Six months ended June 30, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	856	(1,667)	(811)
Amounts reclassified from accumulated other comprehensive loss	33	-	33
Other comprehensive income (loss)	889	(1,667)	(778)
Balance as of June 30, 2020	$879	$(9,373)	$(8,494)

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STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

	Six months ended June 30, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)

Other comprehensive income (loss) before reclassifications	1,277	(444)	833
Amounts reclassified from accumulated other comprehensive loss	(127)	-	(127)
Other comprehensive income (loss)	1,150	(444)	706
Balance as of June 30, 2019	$523	$(7,570)	$(7,047)